Investment Properties (Tables)	12 Months Ended
Mar. 31, 2025
Investment Properties [Abstract]
Schedule of Investment Properties
Investment properties consist of:

	Costs	Accumulated depreciation and amortization	Net carrying value
As at April 1, 2023	$—	$—	$—
Additions	287	—	287
Transfer from plant and equipment	837	(619)	218
Depreciation and amortization	—	(39)	(39)
Impact of foreign currency translation	(9)	6	(3)
As at March 31, 2024	$1,115	$(652)	$463
Transfer from plant and equipment	121	(27)	94
Depreciation and amortization	—	(17)	(17)
Impact of foreign currency translation	(5)	(24)	(29)
As at March 31, 2025	$1,231	$(720)	$511